Provisions - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 23, 2022	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Annual royalties percentage of sales and other revenue		1.00%			0.01%
Litigation related to provision for royalty payments			$ 606,346		$ 606,346		$ 362,809	$ 1,489,854
Litigation related to provision for royalty payments increased amount							626,914	571,619
Litigation related to provision for currency translation adjustments			9,317	$ 6,061	37,707	$ 3,750	4,122	124,818
Payments related to litigation provision				$ 7,515	0	$ 1,763,991	1,758,081	0
Other provisions for other legal obligations							155,804	155,804
Personnel and severance charge							850,799
Arbitrator's award with fees and cost including applicable interest	$ 1,127,024
Provision	$ 1,127,024
PMGSL
Related Party Transaction [Line Items]
Provision for litigation			$ 600,000		$ 600,000		$ 600,000	$ 600,000